Changes in Goodwill Balance (Detail)	12 Months Ended
	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 USD ($)
Goodwill [Line Items]
Goodwill	8,232,000,000	8,232,000,000	1,451,000,000
Accumulated impairment losses	(755,000,000)	(241,000,000)	(241,000,000)
Goodwill	7,477,000,000	7,991,000,000	1,210,000,000	3,633,000
Impairment losses	(3,614,000,000)	(514,000,000)
Acquisition in the business combination			6,781,000,000
Goodwill	8,232,000,000	8,232,000,000	8,232,000,000
Accumulated impairment losses	(4,369,000,000)	(755,000,000)	(241,000,000)
Goodwill	3,863,000,000	7,477,000,000	7,991,000,000	$ 3,633,000